Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

(12)    Leases

The Company has operating leases in various countries primarily for office facilities and finance leases in the United States primarily for information technology equipment.

As of December 31, 2022, the Company’s leases generally do not contain any material residual value guarantees or material restrictive covenants. The depreciable life of lease ROU assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

The operating lease cost, including short term leases, recognized in the consolidated statement of operations for the years ended December 31, 2022, 2021 and 2020 was $26 million, $28 million and $32 million, respectively. Short term lease cost is immaterial to the Company’s consolidated statements of operations. The operating lease costs relate primarily to leases of office facilities.

The finance lease amounts recognized in the consolidated statements of operations relating to amortization of ROU assets and interest on finance lease obligations was $1 million, $2 million and less than $1 million for the years ended December 31, 2022, 2021, and 2020, respectively.

The following table sets out supplemental cash flow information related to leases for the year ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(in $ millions)	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operating activities related to operating leases	$30	$30	$31
Cash used in financing activities related to finance leases	$2	$2	$—

ROU assets obtained in exchange for lease obligations:
Operating lease	$21	$9	$21
Finance lease	$1	$—	$5

Additions to ROU assets on account of business acquisitions
Operating lease	$—	$20	$—

The following table sets out supplemental other information related to leases:

	2022	2021	2020
Weighted average remaining lease term:
Operating leases	6.19 years	5.36 years	4.3 years
Finance leases	1.2 years	1.7 years	2.7 years

Weighted average discount rate:
Operating lease	8.42%	7.15%	5.02%
Finance lease	5.08%	3.56%	3.56%

Further, in order to reduce its operating costs to mitigate the negative impact resulting from the COVID-19 pandemic (see note 1 – Business Description and Basis of Presentation), the Company terminated and/or abandoned a number of office facilities in various locations worldwide. As a result, the Company recognized an impairment of $1 million and $20 million of operating lease ROU assets in its consolidated statements of operations for the year ended December 31, 2021 and 2020, respectively. There was no impairment of operating lease ROU asset recognized for the year ended December 31, 2022.

The following table sets out the undiscounted future payments for operating and finance lease liabilities as of December 31, 2022:

(in $ millions)	Finance lease liabilities	Operating lease liabilities
2023	$2	$22
2024	—	20
2025	—	16
2026	—	11
2027	—	7
Thereafter	—	27
Total undiscounted future payments	2	103
Less: Interest cost included	—	(25)
Total lease liabilities	2	78
Less: Current portion of lease liabilities	2	(17)
Long-term portion of lease liabilities	$—	$61